Employee Retirement and Severance Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ 47,936	¥ (27,996)	¥ 95,723
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	58,149	(15,771)	53,076
Current year prior service credit	(3,963)	1,149	(4,734)
Amortization of actuarial loss	(11,900)	(14,220)	(10,944)
Amortization of prior service credit	13,001	12,860	13,230
Curtailments and settlements		19
Defined benefit plan, other comprehensive income loss adjustment before tax	55,287	(15,963)	50,628
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(5,654)	(5,300)	47,365
Current year prior service credit	3,257	(1,069)
Amortization of actuarial loss	(5,108)	(5,747)	(2,185)
Amortization of prior service credit	217	83	(85)
Curtailments and settlements	(63)
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (7,351)	¥ (12,033)	¥ 45,095